UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Compass Efficient Model Portfolios LLC
Address:    213 Overlook Circle
            Suite A-1
            Brentwood, TN 37027

Form 13F File Number: 028-13381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rob Walker
Title:   Chief Compliance Officer
Phone:   615.620.8600

Signature, Place, and Date of Signing:

/s/ Rob Walker                     Brentwood, Tennessee         05-24-2011
----------------------------     ------------------------     --------------
     (Signature)                      (City, State)               (Date)

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        none

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:   $187,536 (thousands)

List of Other Included Managers:	  none




FORM 13F
Compass Efficient Model Portfolios LLC


													Voting Authority

							Value	Shares/	SH/	Put/	Invstmt	Other
Name of Issuer			Title 	CUSIP		Prn Amt	PRN		Call	Dscretn	Mgrs	Sole	Shared	None
				of			(x$1000)
				Class



ALPS ETF TR	                ETF	00162Q866	2	145	SH		Sole		0	0	145
CLAYMORE EXCHANGE TRD FD TR	ETF	18383M506	16	845	SH		Sole		0	0	845
CLAYMORE EXCHANGE TRD FD TR	ETF	18383Q838	2	90	SH		Sole		0	0	90
GABELLI GLB GLD NAT RES & IN	ETF	36244N109	14	1000	SH		Sole		0	0	1000
GREENHAVEN CONT CMDTY INDEX	ETF	395258106	5762	189922	SH		Sole		0	0	189922
INVESCO VAN KAMPEN SR INC TR	ETF	46131H107	15	3500	SH		Sole		0	0	3500
ISHARES DIVERSIFIED ALTR TR	ETF	464294107	11166	228849	SH		Sole		0	0	228849
ISHARES TR	                ETF	464287226	447	4060	SH		Sole		0	0	4060
ISHARES TR	                ETF	464288638	36947	345974	SH		Sole		0	0	345974
ISHARES TR	                ETF	464287564	4943	80549	SH		Sole		0	0	80549
ISHARES TR	                ETF	464288661	37756	310804	SH		Sole		0	0	310804
ISHARES TR	                ETF	464288117	1630	15578	SH		Sole		0	0	15578
ISHARES TR	                ETF	464287689	5444	81583	SH		Sole		0	0	81583
ISHARES TR	                ETF	464287739	4877	96437	SH		Sole		0	0	96437
ISHARES TR	                ETF	464287176	132	1157	SH		Sole		0	0	1157
POWERSHARES DB G10 CURCY HAR	ETF	73935Y102	64	2783	SH		Sole		0	0	2783
POWERSHARES ETF TRUST	        ETF	73935X583	11386	232798	SH		Sole		0	0	232798
POWERSHARES ETF TRUST	        ETF	73935X567	3688	70354	SH		Sole		0	0	70354
POWERSHARES ETF TRUST	        ETF	73935X104	33	904	SH		Sole		0	0	904
POWERSHARES GLOBAL ETF FD	ETF	73936G308	5004	267045	SH		Sole		0	0	267045
POWERSHARES GLOBAL ETF TRUST	ETF	73936T805	13	892	SH		Sole		0	0	892
POWERSHARES GLOBAL ETF TRUST	ETF	73936T565	49	3641	SH		Sole		0	0	3641
POWERSHARES GLOBAL ETF TRUST	ETF	73936T789	10914	347250	SH		Sole		0	0	347250
POWERSHARES GLOBAL ETF TRUST	ETF	73936T763	3536	185896	SH		Sole		0	0	185896
POWERSHARES QQQ TRUST	        ETF	73935A104	5	100	SH		Sole		0	0	100
PROSHARES TR	                ETF	74347X310	2	40	SH		Sole		0	0	40
SPDR INDEX SHS FDS	        ETF	78463X863	4940	154122	SH		Sole		0	0	154122
SPDR S&P 500 ETF TR	        ETF	78462F103	13318	117698	SH		Sole		0	0	117698
SPDR SERIES TRUST	        ETF	78464A516	1686	28042	SH		Sole		0	0	28042
SPDR SERIES TRUST	        ETF	78464A656	103	1813	SH		Sole		0	0	1813
SPDR SERIES TRUST	        ETF	78464A425	30	1232	SH		Sole		0	0	1232
SPDR SERIES TRUST	        ETF	78464A458	37	1582	SH		Sole		0	0	1582
VANGUARD BD INDEX FD INC	ETF	921937835	192	2292	SH		Sole		0	0	2292
WISDOMTREE TRUST	        ETF	97717W133	117	5643	SH		Sole		0	0	5643
WISDOMTREE TRUST	        ETF	97717W315	3500	73926	SH		Sole		0	0	73926
WISDOMTREE TRUST	        ETF	97717W331	4880	220026	SH		Sole		0	0	220026
WISDOMTREE TRUST	        ETF	97717W703	11053	277711	SH		Sole		0	0	277711
WISDOMTREE TRUST	        ETF	97717W562	3771	86811	SH		Sole		0	0	86811
WISDOMTREE TRUST	        ETF	97717W125	53	1115	SH		Sole		0	0	1115